Cover	May 26, 2021	May 26, 2021
Cover [Abstract]
Document Type		8-K/A
Amendment Flag	true
Amendment Description	Pro Forma Financials
Document Period End Date		May 26, 2021
Entity File Number		001-33675
Entity Registrant Name		Riot Blockchain, Inc.
Entity Central Index Key	0001167419
Entity Tax Identification Number		84-1553387
Entity Incorporation, State or Country Code		NV
Entity Address, Address Line One		202 6th Street
Entity Address, Address Line Two		Suite 401
Entity Address, City or Town		Castle Rock
Entity Address, State or Province		CO
Entity Address, Postal Zip Code		80104
City Area Code		(303)
Local Phone Number		794-2000
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common Stock
Trading Symbol		RIOT
Security Exchange Name		NASDAQ
Entity Emerging Growth Company		false